Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended	68 Months Ended	80 Months Ended
		Jan. 16, 2019	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000208376
Account Value [Line Items]
Line Graph and Table Measure Name				Nicholas Partners Small Cap Growth Fund, Institutional Shares
Accumulated Value		$ 100,000	$ 110,700		$ 160,069	$ 233,586	$ 160,727	$ 170,694	$ 227,315	$ 259,043
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Russell 3000 Index (USD) (TR)
Accumulated Value		100,000	114,473		131,645	173,607	143,005	172,266	232,892	273,436
Russell 2000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Russell 2000 Growth Index (USD) (TR)
Accumulated Value		$ 100,000	$ 106,863		$ 123,656	$ 164,790	$ 116,553	$ 127,732	$ 163,061	$ 185,168

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.